Income Taxes - Components of the Consolidated Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal					$ 24,394	$ 22,024	$ 13,732
State					2,166	1,013	1,201
Total current expense					26,560	23,037	14,933
Deferred:
Federal					5,439	(3,266)	10,528
State					541	338	599
Total deferred expense (benefit)					5,980	(2,928)	11,127
Income tax expense	$ 13,570	$ 7,175	$ 26,209	$ 14,732	$ 32,540	$ 20,109	$ 26,060